Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Trade And Other Payables [Abstract]
Disclosure of detailed information about trade and other payables [text block]
As of January 1, 2018, the effects of the application of IFRS 15 are the followings:

(€ million)	Trade payables	Down payments and advances from customers	Down payments and advances from joint venture partners in exploration and production	Other payables	Trade and other payables
Carrying amount at December 31, 2017	10,890	545	252	5,061	16,748
Changes in accounting principles (IFRS 15)				(113)	(113)
Reclassification to other current liabilities (IFRS 15)		(545)		(785)	(1,330)
Carrying amount at January 1, 2018	10,890		252	4,163	15,305

Disclosure of detailed information of other current payables [text block]
The break-down of trade and other payables is the following:

(€ million)	December 31, 2018	December 31, 2017
Trade payables	11,645	10,890
Down payments and advances from customers		545
Down payments and advances from partners in exploration & production activities	207	252
Payables for purchase of non-current assets	2,530	2,094
Payables due to partners in exploration & production activities	1,151	1,968
Other payables	1,214	999
	16,747	16,748